Long-Duration Insurance Contracts Relating to Life Insurance Operations - Schedule of Liability For Future Policy Benefits Including Deferred Profit Liabilities (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2023	Mar. 31, 2023	Mar. 31, 2022	Apr. 01, 2021
Liability for Future Policy Benefit, Activity [Line Items]
Balance at March 31, 2021				¥ 1,152,694
Yen-denominated insurance (First Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Balance at March 31, 2021				610,877
Balance at April 1, 2021	¥ 655,514	¥ 677,349	¥ 664,358
Yen-denominated insurance (Third Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Balance at March 31, 2021				493,558
Balance at April 1, 2021	511,129	529,399	541,050
Foreign currency denominated insurance
Liability for Future Policy Benefit, Activity [Line Items]
Balance at March 31, 2021				48,259
Balance at April 1, 2021	¥ 8,883	¥ 12,122	¥ 14,711
Cumulative Effect, Period of Adoption, Adjustment
Liability for Future Policy Benefit, Activity [Line Items]
Effect of change in discount rates				28,937
Cumulative Effect, Period of Adoption, Adjustment | Yen-denominated insurance (First Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Effect of change in discount rates				22,686
Cumulative Effect, Period of Adoption, Adjustment | Yen-denominated insurance (Third Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Effect of change in discount rates				52,967
Cumulative Effect, Period of Adoption, Adjustment | Foreign currency denominated insurance
Liability for Future Policy Benefit, Activity [Line Items]
Effect of change in discount rates				(46,716)
Cumulative Effect, Period of Adoption, Adjusted Balance
Liability for Future Policy Benefit, Activity [Line Items]
Balance at April 1, 2021				1,181,631
Cumulative Effect, Period of Adoption, Adjusted Balance | Yen-denominated insurance (First Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Balance at April 1, 2021				633,563
Cumulative Effect, Period of Adoption, Adjusted Balance | Yen-denominated insurance (Third Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Balance at April 1, 2021				546,525
Cumulative Effect, Period of Adoption, Adjusted Balance | Foreign currency denominated insurance
Liability for Future Policy Benefit, Activity [Line Items]
Balance at April 1, 2021				¥ 1,543